CONTRACT LIABILITY (Tables)	12 Months Ended
Jun. 30, 2025
Schedule of contract liability
	June 30, 2025	June 30, 2024
Opening balance	$89,976	$138,918
Additions	-	-
Changes in exchange rates	1,178	4,072
Revenue recognized from contract liability	(55,294)	(53,014)
Ending balance	$35,860	$89,976
Current portion	$35,860	$53,927
Long-term portion	-	36,049